SUBSEQUENT EVENTS 04/30/16 (Details Narrative)	1 Months Ended	3 Months Ended
	May 19, 2016	Jul. 27, 2016
Event Date	May 19, 2016
Event Description	On May 19, 2016, the Company granted 1,000,000 stock options to employees of the Company at an exercise price of CDN$0.22 per share up to May 19, 2018. These stock options vested on the date grant. In June 2016, 980,000 of these stock options were exercised for gross proceeds of CDN$215,600 ($167,575).
Second Promissory Notes [Member]
Event Description		The Company received an aggregate of $200,000 of Second Promissory Notes (Note 6). In addition, the Company received $600,000 of other advances from the Lender.
Stock Options To A Director [Member]
Event Description		The Company granted 300,000 Stock Options To A Director at an exercise price of CAD$0.30 per share that expire on July 21, 2021. These options vested on the date of grant.